SHAREHOLDERS' EQUITY (Details) (CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Increase (decrease) in equity
Balance	1,932,302	1,951,240
Balance, beginning of year (in shares)	203,000
Issued for cash:
Dividend Reinvestment Plan			19,200
Non-cash:
Balance	2,223,126	1,932,302	1,951,240
Balance, end of year (in shares)	206,000	203,000
Dividends
Cash dividends	199,263	170,653	277,948
Stock Dividend Plan	21,835	46,211	23,612
Dividends to shareholders	221,098	216,864	301,560
Cash dividends, dividend reinvestment plan			19,200
Dividend paid per common share (in dollars per share)	1.08	1.08	1.54
Share Capital
Increase (decrease) in equity
Balance	3,061,839	2,997,682	2,622,003
Balance, beginning of year (in shares)	202,758	198,684	181,159
Issued for cash:
Public offerings			330,618
Public offerings (in shares)			14,709
Dividend Reinvestment Plan			19,150
Dividend Reinvestment Plan (in shares)			955
Stock Option Plan	31,350	14,838	1,180
Stock Option Plan (in shares)	1,944	1,042	68
Non-cash:
Stock Dividend Plan	21,835	46,211	23,612
Stock Dividend Plan (in shares)	1,030	3,032	1,793
Stock Option Plan	4,978	3,108	1,119
Balance	3,120,002	3,061,839	2,997,682
Balance, end of year (in shares)	205,732	202,758	198,684
Dividends
Cash dividends, dividend reinvestment plan			19,150